Restructuring and Related Charges (Schedule of Restructuring Reserves by Type of Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 8.9		$ 7.6		$ 4.5
Charges	35.8		12.8		9.6
Changes in estimate	(2.6)		0.2		(1.2)
Cash payments	(15.1)		(11.5)		(3.5)
Reclassifications	(1.5)	[1]	(0.2)	[1]	(1.6)	[1]
Currency translation					(0.2)
Ending Balance	25.5		8.9		7.6
2013 Mallinckrodt program
Restructuring Reserve [Roll Forward]
Beginning Balance	0		0		0
Charges	14.9		0		0
Changes in estimate	0		0		0
Cash payments	0		0		0
Reclassifications	0	[1]	0	[1]	0	[1]
Currency translation					0
Ending Balance	14.9		0		0
Other Programs
Restructuring Reserve [Roll Forward]
Beginning Balance	8.9		7.6		4.5
Charges	20.9		12.8		9.6
Changes in estimate	(2.6)		0.2		(1.2)
Cash payments	(15.1)		(11.5)		(3.5)
Reclassifications	(1.5)	[1]	(0.2)	[1]	(1.6)	[1]
Currency translation					(0.2)
Ending Balance	$ 10.6		$ 8.9		$ 7.6

[1]	Represents the reclassification of pension and other postretirement benefits from restructuring reserves to pension and postretirement obligations, and the transfer of certain restructuring liabilities in conjunction with the Separation.